Average Annual Total Returns - Prospectus #1	Calvert Emerging Markets Advancement Fund MSCI Emerging Markets Index One Year	Calvert Emerging Markets Advancement Fund MSCI Emerging Markets Index Life of Fund	Calvert Emerging Markets Advancement Fund Calvert Emerging Markets Responsible Index One Year	Calvert Emerging Markets Advancement Fund Calvert Emerging Markets Responsible Index Life of Fund	Calvert Emerging Markets Advancement Fund Class A One Year	Calvert Emerging Markets Advancement Fund Class A Life of Fund	Calvert Emerging Markets Advancement Fund Class A Inception Date	Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions One Year	Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions Life of Fund	Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions and Sales One Year	Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions and Sales Life of Fund	Calvert Emerging Markets Advancement Fund Class I One Year	Calvert Emerging Markets Advancement Fund Class I Life of Fund	Calvert Emerging Markets Advancement Fund Class I Inception Date	Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index One Year	Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index Five Years	Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index Life of Fund	Calvert Emerging Markets Equity Fund Class A One Year	Calvert Emerging Markets Equity Fund Class A Five Years	Calvert Emerging Markets Equity Fund Class A Life of Fund	Calvert Emerging Markets Equity Fund Class A Inception Date	Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions One Year	Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions Five Years	Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions Life of Fund	Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales One Year	Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales Five Years	Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales Life of Fund	Calvert Emerging Markets Equity Fund Class C One Year	Calvert Emerging Markets Equity Fund Class C Five Years	Calvert Emerging Markets Equity Fund Class C Life of Fund	Calvert Emerging Markets Equity Fund Class C Inception Date	Calvert Emerging Markets Equity Fund Class I One Year	Calvert Emerging Markets Equity Fund Class I Five Years	Calvert Emerging Markets Equity Fund Class I Life of Fund	Calvert Emerging Markets Equity Fund Class I Inception Date	Calvert Emerging Markets Equity Fund Class R6 One Year	Calvert Emerging Markets Equity Fund Class R6 Five Years	Calvert Emerging Markets Equity Fund Class R6 Life of Fund	Calvert Emerging Markets Equity Fund Class R6 Inception Date	Calvert International Equity Fund MSCI EAFE Index One Year	Calvert International Equity Fund MSCI EAFE Index Five Years	Calvert International Equity Fund MSCI EAFE Index Ten Years	Calvert International Equity Fund Class A One Year	Calvert International Equity Fund Class A Five Years	Calvert International Equity Fund Class A Ten Years	Calvert International Equity Fund Class A After Taxes on Distributions One Year	Calvert International Equity Fund Class A After Taxes on Distributions Five Years	Calvert International Equity Fund Class A After Taxes on Distributions Ten Years	Calvert International Equity Fund Class A After Taxes on Distributions and Sales One Year	Calvert International Equity Fund Class A After Taxes on Distributions and Sales Five Years	Calvert International Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Calvert International Equity Fund Class C One Year	Calvert International Equity Fund Class C Five Years	Calvert International Equity Fund Class C Ten Years	Calvert International Equity Fund Class I One Year	Calvert International Equity Fund Class I Five Years	Calvert International Equity Fund Class I Ten Years	Calvert International Equity Fund Class R6 One Year	Calvert International Equity Fund Class R6 Five Years	Calvert International Equity Fund Class R6 Ten Years	Calvert International Equity Fund Class R6 Inception Date	Calvert International Opportunities Fund MSCI EAFE SMID Cap Index One Year	Calvert International Opportunities Fund MSCI EAFE SMID Cap Index Five Years	Calvert International Opportunities Fund MSCI EAFE SMID Cap Index Ten Years	Calvert International Opportunities Fund Class A One Year	Calvert International Opportunities Fund Class A Five Years	Calvert International Opportunities Fund Class A Ten Years	Calvert International Opportunities Fund Class A After Taxes on Distributions One Year	Calvert International Opportunities Fund Class A After Taxes on Distributions Five Years	Calvert International Opportunities Fund Class A After Taxes on Distributions Ten Years	Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Calvert International Opportunities Fund Class C One Year	Calvert International Opportunities Fund Class C Five Years	Calvert International Opportunities Fund Class C Ten Years	Calvert International Opportunities Fund Class I One Year	Calvert International Opportunities Fund Class I Five Years	Calvert International Opportunities Fund Class I Ten Years	Calvert International Opportunities Fund Class R6 One Year	Calvert International Opportunities Fund Class R6 Five Years	Calvert International Opportunities Fund Class R6 Ten Years	Calvert International Opportunities Fund Class R6 Inception Date
Total	(2.54%)	12.08%	(3.97%)	12.04%	(4.71%)	8.85%	Oct. 01, 2019	(5.46%)	8.43%	(1.86%)	7.20%	0.28%	11.50%	Oct. 01, 2019	(2.54%)	9.87%	4.82%	(12.04%)	10.30%	6.89%	Oct. 29, 2012	(11.81%)	10.38%	6.55%	(6.78%)	8.69%	5.65%	(9.28%)	10.55%	6.59%	Oct. 29, 2012	(7.43%)	11.70%	7.80%	Oct. 29, 2012	(7.38%)	11.72%	7.81%	Feb. 01, 2018	11.26%	9.54%	8.02%	6.67%	11.98%	8.45%	4.47%	11.42%	8.13%	4.44%	9.80%	7.11%	10.16%	12.24%	8.12%	12.28%	13.42%	9.48%	12.30%	13.45%	9.49%	Mar. 07, 2019	8.76%	10.34%	9.89%	8.19%	12.71%	10.97%	6.72%	11.38%	10.02%	6.37%	10.09%	9.07%	11.70%	12.95%	10.60%	13.88%	14.13%	11.91%	13.96%	14.17%	11.92%	Feb. 01, 2019